Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 1,646.7	$ 1,096.1	$ 1,602.5
Cost of goods sold	1,503.8	1,032.5	1,348.7
Gross profit	142.9	63.6	253.8
Operating expenses:
Marketing and administration	481.2	256.5	201.5
Research and development	26.9	34.1	38.4
Restructuring charges	14.6	64.2	66.1
Long-lived asset impairment charges	75.2	3.4	18.1
Operating loss	(455.0)	(294.6)	(70.3)
Non-operating expenses (income):
Interest Expense	400.9	192.5	136.5
Interest income	(13.2)	(6.0)	(2.9)
(Gain) loss on early extinguishment of debt	(9.6)	75.1	0.0
Loss on convertible notes derivatives, net	499.4	0.0	0.0
Gain on previously held equity investment	(145.7)	0.0	0.0
Other, net	41.8	24.3	3.9
Total non-operating expenses	773.6	285.9	137.5
Loss before income tax (benefit) expense and equity in earnings (loss) of equity method investments	(1,228.6)	(580.5)	(207.8)
Income tax (benefit) expense	(38.6)	(1.2)	61.3
Loss before equity in earnings (loss) of equity method investments	(1,190.0)	(579.3)	(269.1)
Equity in earnings (loss) of equity method investments, net of tax	8.6	5.7	(2.3)
Loss from continuing operations	(1,181.4)	(573.6)	(271.4)
(Loss) income from discontinued operations, net of tax	(91.0)	(40.3)	122.7
Net loss	(1,272.4)	(613.9)	(148.7)
Net loss (income) attributable to noncontrolling interests	92.0	27.2	(1.9)
Net loss attributable to SunEdison stockholders	(1,180.4)	(586.7)	(150.6)
Loss from continuing operations	(1,090.2)	(544.0)	(271.9)
(Loss) income from discontinued operations, net of tax	$ (90.2)	$ (42.7)	$ 121.3
Basic and diluted loss per share, continuing operations	$ (4.06)	$ (2.28)	$ (1.19)
Basic and diluted (loss) income per share, discontinued operations	(0.34)	(0.18)	0.53
Total basic and diluted loss per share	$ (4.40)	$ (2.46)	$ (0.66)